Cash, Cash Equivalents and Margin Cash (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023
Cash and Cash Equivalents and Margin Cash [Line Items]
Revolving credit facilities	$ 2,900,000	$ 2,900,000
BR [Member]
Cash and Cash Equivalents and Margin Cash [Line Items]
Revolving credit facilities	$ 450,000	$ 450,000